INVESTMENT PROPERTIES - Sensitivity Analysis (Details) - Property $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Discount rate
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	$ 1,028
Discount rate | Office
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	418
Discount rate | Retail
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	362
Discount rate | LP Investments
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	248
Terminal capitalization rate
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	1,609
Terminal capitalization rate | Office
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	567
Terminal capitalization rate | Retail
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	565
Terminal capitalization rate | LP Investments
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	477
DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	2,625
DR and TCR, or ICR | Office
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	969
DR and TCR, or ICR | Retail
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	914
DR and TCR, or ICR | LP Investments
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	$ 742